BUSINESS SEGMENTS (Product Revenue) (Details) - USD ($) $ in Millions		3 Months Ended																12 Months Ended
		Dec. 31, 2015	[1]	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2014	[2]	Sep. 30, 2014	[2]	Jun. 30, 2014	[2]	Mar. 31, 2014	[2]	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Product revenue [Line Items]
Revenues		$ 3,516		$ 3,382		$ 3,938		$ 3,771		$ 4,869		$ 5,317		$ 5,136		$ 4,679		$ 14,607	[1],[3]	$ 20,001	[2],[3]	$ 19,331	[3]
Treatment and refining charges included in copper concentrates revenues																		485		374		400
Refined copper products [Member]
Product revenue [Line Items]
Revenues																		6,699		8,187		7,751
Copper in concentrate [Member]
Product revenue [Line Items]
Revenues	[4]																	2,869		3,366		5,328
Gold [Member]
Product revenue [Line Items]
Revenues																		1,538		1,584		1,656
Molybdenum [Member]
Product revenue [Line Items]
Revenues																		783		1,207		1,110
Oil [Member]
Product revenue [Line Items]
Revenues																		1,694		4,233		2,310
Other [Member]
Product revenue [Line Items]
Revenues																		$ 1,024		$ 1,424		$ 1,176

[1]	Includes charges of $48 million ($30 million to net loss attributable to common stockholders or $0.03 per share) in the first quarter, $95 million ($59 million to net loss attributable to common stockholders or $0.06 per share) in the second quarter, $74 million ($46 million to net loss attributable to common stockholders or $0.04 per share) in the third quarter, $102 million ($63 million to net loss attributable to common stockholders or $0.05 per share) in the fourth quarter and $319 million ($198 million to net loss attributable to common stockholders or $0.18 per share) for the year for net noncash mark-to-market losses on crude oil derivative contracts.
[2]	Includes credits (charges) of $15 million ($9 million to net income attributable to common stockholders or $0.01 per share) in the first quarter, $(7) million ($(4) million to net income attributable to common stockholders) in the second quarter, $122 million ($76 million to net income attributable to common stockholders or $0.07 per share) in the third quarter, $497 million ($309 million to net loss attributable to common stockholders or $0.30 per share) in the fourth quarter and $627 million ($389 million to net loss attributable to common stockholders or $0.37 per share) for the year for net noncash mark-to-market gains (losses) on crude oil and natural gas derivative contracts.
[3]	Revenues are attributed to countries based on the location of the customer.
[4]	Amounts are net of treatment and refining charges totaling $485 million in 2015, $374 million in 2014 and $400 million in 2013.